UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Profile II Portfolios

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Conservative Profile II Portfolio is specifically designed for individuals who are seeking to establish a conservative portfolio, but want some exposure to the equity markets. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

In 2003, the Maxim Conservative Profile II Portfolio provided an 11.47% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63% while the Lehman Aggregate Bond Index gained only 4.11%, the Lehman 1-3 Year Credit Index gained 4.67%, and the MSCI EAFE Index gained 39.17%. Overall, the Maxim Conservative Profile II Portfolio under performed its composite benchmark by less than 1%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim Global Bond Portfolio and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Conservative Profile II Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                    Allocation
-----------                         ---------                    ----------
International         Maxim MFS(R)International Growth Portfolio        1.66%
International         Maxim INVESCO ADR Portfolio                       1.66%
International         Maxim Templeton(R)International Equity Portfolio  1.66%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%
Bond                  Maxim Global Bond Portfolio                      12.50%
Bond                  Maxim Janus High Yield Bond Portfolio            12.50%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio   12.50%
Bond                  Maxim Federated Bond Portfolio                   12.50%
Bond                  Maxim Short Duration Bond Portfolio              25.00%


                              Line Graph Comparison

         Maxim          Composite   Lehman         Lehman        Wilshire       MSCI
         Conservative   Index       Aggregate      1-3 Year      5000 Index     EAFE Index
         Profile II                 Bond Index     Credit Index
         Portfolio
Sep-99      10000       10000        10000         10000           10000          10000
Dec-99      10500       10467.77      9988         10092.4         11827          11705.4
Dec-00      10599.75    10979.84     11149.6       10880.01        10539.04       10075.69
Dec-01      10663.35    11343.57     12090.63      11901.54         9382.907       7938.638
Dec-02      10511.93    11560.52     13331.13      12728.69         7425.633       6695.447
Dec-03      11717.65    12890.41     13877.71      13323.12         9775.103       9317.719


Maxim Conservative Profile II Portfolio Total Return -
One Year:  11.47%
Since Inception:  3.74%

Portfolio Inception:  9/30/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile II Portfolio, made at its inception, with the performance of the a Composite Index, the MSCI EAFE Index, the Lehman 1-3 Year Credit Index, the Lehman Aggregate Bond Index and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Conservative Profile II Portfolio is specifically designed for individuals who are seeking to control risk, but is also comfortable with some exposure to higher risk asset classes. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

In 2003, the Maxim Moderately Conservative Profile II Portfolio provided a 16.61% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63%, the MSCI EAFE index of international stocks gained 39.17%, the Lehman 1-3 Year Credit Index gained 4.67%, and the Lehman Aggregate Bond Index gained 4.11%. Overall, the Maxim Moderately Conservative Profile II Portfolio under performed its composite benchmark by a little less than 1%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim T. Rowe Mid-Cap Growth Portfolio, the Maxim Global Bond Portfolio, and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Moderately Conservative Profile II Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                      Allocation
-----------                         ---------                      ----------
International         Maxim MFS(R)International Growth Portfolio        5.00%
International         Maxim INVESCO ADR Portfolio                       5.00%
International         Maxim Templeton(R)International Equity Portfolio  5.00%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio      5.00%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio               5.00%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%
Bond                  Maxim Global Bond Portfolio                      10.00%
Bond                  Maxim Janus High Yield Bond Portfolio            10.00%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio   10.00%
Bond                  Maxim Federated Bond Portfolio                   10.00%
Bond                  Maxim Short Duration Bond Portfolio              15.00%

                              Line Graph Comparison

           Maxim          Composite     Lehman       MSCI        Wilshire       Lehman
           Moderately     Index         1-3 Year     EAFE        5000           Aggregate
           Conservative                 Credit       Index       Index          Bond Index
           Profile II                   Index
           Portfolio
Sep-99      10000         10000        10000         10000        10000           10000
Dec-99      10779         10802.82     10090.6       11705.4      11823            9966.3
Dec-00      10525.69      10853.29     10878.07      10075.69     10535.48        11125.38
Dec-01       9959.411     10670.07     11899.41       7938.638     9379.734       12064.36
Dec-02       9335.952     10300.83     12726.42       6695.447     7423.121       13302.17
Dec-03      10886.65      12124.83     13320.75       9317.719     9771.797       13847.56


Maxim Moderately Conservative Profile II Portfolio Total Return -
One Year:  16.61%
Since Inception:  1.98%

Portfolio Inception:  9/27/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Lehman 1-3 Year Credit Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderate Profile II Portfolio is specifically designed for individuals who are seeking a balance between expected long-term returns and risk. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2. To maintain the asset class mix, we rebalance the Profile Portfolios quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

In 2003, the Maxim Moderate Profile II Portfolio provided a 20.34% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63%, the MSCI EAFE Index of international stocks gained 39.17%, the Lehman 1-3 Year Credit Index gained 4.67%, and the Lehman Aggregate Bond Index gained 4.11%. Overall, the Maxim Moderate Profile II Portfolio under performed its composite benchmark by approximately 1%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim T. Rowe Mid-Cap Growth Portfolio, the Maxim Global Bond Portfolio, and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Moderate Profile II Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                       Allocation
-----------                         ---------                       ----------
International         Maxim MFS(R)International Growth Portfolio        5.00%
International         Maxim INVESCO ADR Portfolio                       5.00%
International         Maxim Templeton(R)International Equity Portfolio  5.00%
Small Cap             Maxim MFS(R)Small-Cap Growth Portfolio            3.33%
Small Cap             Maxim Loomis Sayles Small-Cap Value Portfolio     3.33%
Small Cap             Maxim Ariel Small-Cap Value Portfolio             3.33%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio      7.50%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio               7.50%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%
Bond                  Maxim Global Bond Portfolio                       6.25%
Bond                  Maxim Janus High Yield Bond Portfolio             6.25%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio    6.25%
Bond                  Maxim Federated Bond Portfolio                    6.25%
Bond                  Maxim Short Duration Bond Portfolio              15.00%


                              Line Graph Comparison

          Maxim         Composite   Lehman         MSCI          Wilshire     Lehman 1-3 Year
          Moderate      Index       Aggregate      EAFE Index    5000 Index   Credit Index
          Profile II                Bond Index
          Portfolio
Sep-99      10000       10000          10000       10000        10000             10000
Dec-99      10868       11408.74       10015       11705.4      11518             10116.8
Dec-00      10629.99    11076.65       11179.74    10075.69     10263.69          10906.32
Dec-01       9913.529   10567.17       12123.31     7938.638     9137.763         11930.31
Dec-02       8958.857    9708.214      13367.17     6695.447     7231.626         12759.47
Dec-03      10781.09    11828.32       13915.22     9317.719     9519.712         13355.33

Maxim Moderate Profile II Portfolio
Total Return -
One Year:  20.34%
Since Inception:  1.75%

Portfolio Inception:  9/16/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Lehman Aggregate Bond Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Aggressive Profile II Portfolio is specifically designed for individuals who are seeking above average returns, but are also willing to take on additional risk. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

In 2003, the Maxim Moderately Aggressive Profile II Portfolio provided a 24.25% return. This return was obtained in a favorable market environment for Equity Investments where most of the Equity Indexes provided significant positive gains, but less favorable market conditions for Bond Investments. For the full year, the Wilshire 5000 Index gained 31.63%, the MSCI EAFE Index of international stocks gained 39.17%, and the Lehman Aggregate Bond Index gained 4.11%. Overall, the Maxim Moderately Aggressive Profile II Portfolio under performed its composite benchmark by a little over 2%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim Loomis Sayles Small Cap Value Portfolio, the Maxim T. Rowe Mid-Cap Growth Portfolio, the Maxim Global Bond Portfolio, and the Maxim Janus High Yield Bond Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio, the Maxim Templeton(R) International Equity Portfolio, and the Maxim U.S. Government Mortgage Securities Portfolio.

As of December 31, 2003, the Maxim Moderately Aggressive Profile II Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                      Allocation
-----------                         ---------                      ----------
International         Maxim MFS(R)International Growth Portfolio        8.33%
International         Maxim INVESCO ADR Portfolio                       8.33%
International         Maxim Templeton(R)International Equity Portfolio  8.33%
Small Cap             Maxim MFS(R)Small-Cap Growth Portfolio            3.33%
Small Cap             Maxim Loomis Sayles Small-Cap Value Portfolio     3.33%
Small Cap             Maxim Ariel Small-Cap Value Portfolio             3.33%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio      7.50%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio               7.50%
Large Cap             Maxim Janus Large Cap Growth Portfolio           12.50%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      12.50%
Bond                  Maxim Global Bond Portfolio                       6.35%
Bond                  Maxim Janus High Yield Bond Portfolio             6.25%
Bond                  Maxim U.S. Gov't Mortgage Securities Portfolio    6.25%
Bond                  Maxim Federated Bond Portfolio                    6.25%

                              Line Graph Comparison

           Maxim           Composite        MSCI            Wilshire          Lehman
           Moderately      Index            EAFE            5000 Index        Aggregate
           Aggressive                       Index                             Bond Index
           Profile II
           Portfolio

Sep-99      10000           10000         10000             10000               10000
Dec-99      11216           11189.1       11705.4           11518               10015
Dec-00      10568.84        10515.72      10075.69          10263.69            11179.74
Dec-01       9433.744        9603.219      7938.638          9137.763           12123.31
Dec-02       8179.999        8471.96       6695.447          7231.626           13367.17
Dec-03      10163.65        10728.57       9317.719          9519.712           13915.22


Maxim Moderately Aggressive Profile II Portfolio Total Return -
One Year:  24.25%
Since Inception:  0.38%

Portfolio Inception:  9/16/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Aggressive Profile II Portfolio is specifically designed for individuals who are seeking higher total returns, but also understand that greater risk is associated with this Portfolio as compared to other Profile Portfolios. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.  To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

In 2003, the Maxim Aggressive Profile II Portfolio provided a 30.70% return. This return was obtained in a favorable market environment where most of the Equity Indexes provided significant positive gains, in sharp contrast to the previous three years, which produced negative returns. For the full year, the Wilshire 5000 Index gained 31.63% while the MSCI EAFE Index of international stocks gained 39.17%. Overall, the Maxim Aggressive Profile II Portfolio under performed its composite benchmark by approximately 3%. The Portfolio's relative performance to the composite index was aided by exposure to the Maxim Loomis Sayles Small Cap Value Portfolio and the Maxim T. Rowe Mid-Cap Growth Portfolio. Portfolios that under-performed to their benchmarks included the Maxim INVESCO ADR Portfolio and the Maxim Templeton(R) International Equity Portfolio.

As of December 31, 2003, the Maxim Aggressive Profile II Portfolio's asset class and underlying portfolio allocations were as follows:

Asset Class                         Fund Name                      Allocation
-----------                         ---------                      ----------
International         Maxim MFS(R)International Growth Portfolio       10.00%
International         Maxim INVESCO ADR Portfolio                      10.00%
International         Maxim Templeton(R)International Equity Portfolio 10.00%
Small Cap             Maxim MFS(R)Small-Cap Growth Portfolio            6.66%
Small Cap             Maxim Loomis Sayles Small-Cap Value Portfolio     6.66%
Small Cap             Maxim Ariel Small Cap Value Portfolio             6.66%
Mid Cap               Maxim T. Rowe Price Mid-Cap Growth Portfolio     15.00%
Mid Cap               Maxim Ariel Mid-Cap Value Portfolio              15.00%
Large Cap             Maxim Janus Large Cap Growth Portfolio           10.00%
Large Cap             Maxim T. Rowe Price Equity/Income Portfolio      10.00%

                              Line Graph Comparison
               Maxim         Composite Index     Wilshire 5000 Index    MSCI EAFE Index
               Aggressive
               Profile II
               Portfolio

Sep-99         10000           10000                 10000                 10000
Dec-99         11692           11574.22              11518                 11705.4
Dec-00         10972.94        10208.48              10263.69              10075.69
Dec-01          9505.86         8775.009              9137.763              7938.638
Dec-02          7716.857        7081.432              7231.626              6695.447
Dec-03         10085.93         9481.86               9519.712              9317.719


Maxim Aggressive Profile II Portfolio
Total Return -
One Year:  30.70%
Since Inception:  0.20%

Portfolio Inception:  9/16/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, and the Morgan Stanley Capital International Europe, Australasia Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period from September 16, 1999 (inception) to December 31, 1999 and for each of the four years in the period ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the period from September 16, 1999 (inception) to December 31, 1999 and for each of the four years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Aggressive Profile II,
Maxim Conservative Profile II,
Maxim Moderate Profile II,
Maxim Moderately Aggressive Profile II and
Maxim Moderately Conservative Profile II
Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        MAXIM            MAXIM
                                                     MAXIM            MAXIM            MAXIM           MODERATELY      MODERATELY
                                                  AGGRESSIVE        CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                  PROFILE II       PROFILE II       PROFILE II       PROFILE II       PROFILE II
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------
ASSETS:
    Investments in securities, market value (1)  $ 591,573,653  $   202,852,350  $   931,211,955  $    66,115,758  $    15,461,020
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

LIABILITIES:

    Due to investment adviser                           12,835            4,424           20,266            1,437              335
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

NET ASSETS                                       $ 591,560,818  $   202,847,926  $   931,191,689  $    66,114,321  $    15,460,685
                                                 ==============   ==============   ==============   ==============   ==============
                                                 ==============   ==============   ==============   ==============   ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                $   6,772,358  $     2,121,205  $    10,321,778  $       767,068  $       173,164
    Additional paid-in capital                     516,985,144      193,003,760      831,830,238       82,427,190       18,401,921
    Net unrealized appreciation on investments      90,895,659        6,995,297       90,121,149        6,422,607          895,505
    Undistributed net investment income                 22,401                            74,183            8,774            2,739
    Accumulated net realized gain (loss) on        (23,114,744)         727,664       (1,155,659)     (23,511,318)      (4,012,644)
       investments
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

NET ASSETS                                       $ 591,560,818  $   202,847,926  $   931,191,689  $    66,114,321  $    15,460,685
                                                 ==============   ==============   ==============   ==============   ==============
                                                 ==============   ==============   ==============   ==============   ==============

NET ASSET VALUE PER OUTSTANDING SHARE          $          8.73  $          9.56  $          9.02  $          8.62  $          8.93
                                                 ==============   ==============   ==============   ==============   ==============
                                                 ==============   ==============   ==============   ==============   ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                     200,000,000      150,000,000      200,000,000      150,000,000      150,000,000
    Outstanding                                     67,723,582       21,212,054      103,217,777        7,670,684        1,731,642

(1)  Cost of investments in securities:        $   500,677,994  $   195,857,053  $   841,090,806  $    59,693,151  $    14,565,515

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        MAXIM            MAXIM
                                                     MAXIM            MAXIM            MAXIM         MODERATELY       MODERATELY
                                                   AGGRESSIVE       CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                   PROFILE II       PROFILE II      PROFILE II       PROFILE II       PROFILE II
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

INVESTMENT INCOME:
Income distributions received                  $      3,791,567 $      5,504,301 $    15,669,172  $     1,027,235  $       352,927
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

EXPENSES:

Management fees                                         416,667          153,102         671,875           54,806           12,318
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

NET INVESTMENT INCOME                                 3,374,900        5,351,199      14,997,297          972,429          340,609
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments              (1,872,591)       2,955,328       4,535,411         (248,472)         162,358
Capital gain distributions received                   2,903,490          808,752       4,210,250          281,233           68,322
Change in net unrealized appreciation on            116,058,305        8,360,921     108,732,665       11,381,188        1,373,195
   investments
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

Net realized and unrealized gain on                 117,089,204       12,125,001     117,478,326       11,413,949        1,603,875
   investments
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                $    120,464,104 $     17,476,200 $   132,475,623  $    12,386,378  $     1,944,484
                                                 ===============  ===============  ==============   ==============   ==============
                                                 ===============  ===============  ==============   ==============   ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   MAXIM AGGRESSIVE           MAXIM CONSERVATIVE               MAXIM MODERATE
                                                 PROFILE II PORTFOLIO        PROFILE II PORTFOLIO          PROFILE II PORTFOLIO
                                                -------------------------------------------------------   --------------------------
                                                --------------------------   --------------------------   --------------------------
                                                   2003          2002           2003          2002           2003          2002
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                -------------------------------------------------------   --------------------------
                                                --------------------------   --------------------------   --------------------------
                                                   2003          2002           2003          2002           2003          2002
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                      $ 3,374,900 $   1,869,046  $   5,351,199 $   3,000,611  $  14,997,297 $   8,554,250
     Net realized gain (loss) on investments     (1,872,591)  (20,661,872)     2,955,328    (1,732,348)     4,535,411   (10,523,140)
     Capital gain distributions received          2,903,490     4,362,770        808,752     1,273,513      4,210,250     6,150,552
     Change in net unrealized appreciation      116,058,305   (19,109,671)     8,360,921    (1,121,714)   108,732,665   (16,842,185)
        (depreciation) on investments
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

     Net increase (decrease) in net assets      120,464,104   (33,539,727)    17,476,200     1,420,062    132,475,623   (12,660,523)
        resulting from operations
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

DISTRIBUTIONS:

     From net investment income                  (3,387,807)   (1,833,251)    (6,993,451)   (2,982,601)   (14,996,638)   (8,480,625)
     From net realized gains                                                    (657,283)            0       (579,778)            0
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

     Total distributions                         (3,387,807)   (1,833,251)    (7,650,734)   (2,982,601)   (15,576,416)   (8,480,625)
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares          233,208,760   361,200,563    100,014,102   142,573,285    389,939,783   606,667,815
     Reinvestment of distributions                3,387,807     1,833,738      7,650,734     2,982,738     15,576,416     8,480,726
     Redemptions of shares                      (129,237,792) (57,663,364)   (52,701,943)  (22,705,091)   (186,783,420) (65,868,473)
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

     Net increase in net assets resulting       107,358,775   305,370,937     54,962,893   122,850,932    218,732,779   549,280,068
        from share transactions
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

     Total increase in net assets               224,435,072   269,997,959     64,788,359   121,288,393    335,631,986   528,138,920

NET ASSETS:
     Beginning of period                        367,125,746    97,127,787    138,059,567    16,771,174    595,559,703    67,420,783
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

     End of period  (1)                       $ 591,560,818 $ 367,125,746  $ 202,847,926 $ 138,059,567  $ 931,191,689 $ 595,559,703
                                                ============  ============   ============  ============   ============  ============
                                                ============  ============   ============  ============   ============  ============

OTHER INFORMATION:

SHARES:

     Sold                                        30,072,361    50,908,076     10,658,237    15,829,858     46,352,128    77,612,080
     Issued in reinvestment of distributions        401,970       272,202        810,828       333,441      1,799,129     1,105,916
     Redeemed                                   (17,380,240)   (8,222,740)    (5,677,792)   (2,524,203)   (22,935,011)   (8,516,401)
                                                ------------  ------------   ------------  ------------   ------------  ------------
                                                ------------  ------------   ------------  ------------   ------------  ------------

     Net increase                                13,094,091    42,957,538      5,791,273    13,639,096     25,216,246    70,201,595
                                                ============  ============   ============  ============   ============  ============
                                                ============  ============   ============  ============   ============  ============

(1)  Including undistributed net              $      22,401 $      35,308  $             $      17,873  $      74,183 $      73,524
        investment income

                                                                                                                         (Continued)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                MAXIM MODERATELY AGGRESSIVE PROFILE   MAXIM MODERATELY CONSERVATIVE
                                                                            II PORTFOLIO                  PROFILE II PORTFOLIO
                                                                -------------------------------------------------------------------
                                                                -----------------------------        ------------------------------
                                                                   2003            2002                 2003             2002
                                                                ------------   --------------        ------------    --------------

                                                                -------------------------------------------------------------------
                                                                -----------------------------        ------------------------------
                                                                   2003            2002                 2003             2002
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                    $     972,429  $     1,396,325       $     340,609   $       673,870
     Net realized gain (loss) on investments                       (248,472)     (18,584,528)            162,358        (3,346,717)
     Capital gain distributions received                            281,233          603,519              68,322           136,793
     Change in net unrealized appreciation                       11,381,188          975,570           1,373,195           354,064
        (depreciation) on investments
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

     Net increase (decrease) in net assets                       12,386,378      (15,609,114)          1,944,484        (2,181,990)
        resulting from operations
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

DISTRIBUTIONS:

     From net investment income                                    (991,843)      (1,367,847)           (345,950)         (665,712)
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                           33,893,540       48,083,477           9,275,778        15,039,209
     Reinvestment of distributions                                  991,843        1,368,137             345,950           665,790
     Redemptions of shares                                      (30,752,894)     (63,251,796)         (7,683,084)      (21,661,050)
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

     Net increase (decrease) in net assets resulting              4,132,489      (13,800,182)          1,938,644        (5,956,051)
        from share transactions
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

     Total increase (decrease) in net assets                     15,527,024      (30,777,143)          3,537,178        (8,803,753)

NET ASSETS:
     Beginning of period                                         50,587,297       81,364,440          11,923,507        20,727,260
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

     End of period  (1)                                       $  66,114,321  $    50,587,297       $  15,460,685   $    11,923,507
                                                                ============   ==============        ============    ==============
                                                                ============   ==============        ============    ==============
                                                                          0                0                   0                 0
OTHER INFORMATION:

SHARES:

     Sold                                                         4,228,030        6,036,467           1,086,167         1,775,999
     Issued in reinvestment of distributions                        121,189          186,159              40,076            82,627
     Redeemed                                                    (3,853,250)      (8,847,091)           (913,679)       (2,717,468)
                                                                ------------   --------------        ------------    --------------
                                                                ------------   --------------        ------------    --------------

     Net increase (decrease)                                        495,969       (2,624,465)            212,564          (858,842)
                                                                ============   ==============        ============    ==============
                                                                ============   ==============        ============    ==============

(1)  Including undistributed net investment income            $       8,774  $        28,188       $       2,739   $         8,080

                                                                                                                        (Concluded)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                             Ended
                                             Year Ended December 31,                       December 31,
                                             --------------------------------------------  -------------
                                             --------------------------------------------  -----------
                                               2003        2002        2001       2000       1999 +
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------
Net Asset Value, Beginning of Period       $      6.72 $      8.32 $     9.85 $    11.01 $       9.78

Income from Investment Operations


Net investment income                             0.05        0.04       0.03       0.30         0.02
Capital gain distributions received               0.04        0.08       0.09       0.36         0.63
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

    Total distributions received                  0.09        0.12       0.12       0.66         0.65

Net realized and unrealized gain (loss) on investm1.97       (1.68)     (1.46)     (1.32)        0.97
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Total Income (Loss) From Investment Operations    2.06       (1.56)     (1.34)     (0.66)        1.62
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Less Distributions

From net investment income                       (0.05)      (0.04)     (0.10)     (0.30)       (0.02)
From net realized gains                                                 (0.09)     (0.20)       (0.37)
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Total Distributions                              (0.05)      (0.04)     (0.19)     (0.50)       (0.39)
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Net Asset Value, End of Period             $      8.73 $      6.72 $     8.32 $     9.85 $      11.01
                                             ==========  ==========  =========  =========  ===========
                                             ==========  ==========  =========  =========  ===========


Total Return                                    30.70%     (18.82%)   (13.37%)    (6.15%)      16.72% o

Net Assets, End of Period ($000)           $   591,561 $   367,126 $   97,128 $   56,990 $      2,196

Ratio of Expenses to Average Net Assets #        0.10%       0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to                0.81%       1.00%      0.78%      0.60%        1.63% *
   Average Net Assets

Portfolio Turnover Rate                         57.59%      73.73%     50.89%    175.29%      114.40% o


 + The portfolio commenced operations on September 16, 1999.

 o Based on operations for the period shown and, accordingly are not representative of a full year.

 # Does not include expenses of the investment companies in which the portfolio invests.

 *  Annualized

See Notes to financial statements.                                                         (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended
                                                  Year Ended December 31,                   December 31,
                                              -------------------------------------------   ------------
                                              -------------------------------------------   ----------
                                                2003        2002       2001       2000       1999 +
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, Beginning of Period        $      8.95 $     9.41 $     9.81 $    10.23  $      9.91

Income from Investment Operations


Net investment income                              0.37       0.33       0.38       0.44         0.12
Capital gain distributions received                0.04       0.08       0.04       0.12         0.18
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.41       0.41       0.42       0.56         0.30

Net realized and unrealized gain (loss)            0.61      (0.54)     (0.36)     (0.45)        0.19
   on investments
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income From Investment Operations            1.02      (0.13)      0.06       0.11         0.49
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.37)     (0.33)     (0.42)     (0.44)       (0.12)
From net realized gains                           (0.04)                (0.04)     (0.09)       (0.05)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.41)     (0.33)     (0.46)     (0.53)       (0.17)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      9.56 $     8.95 $     9.41 $     9.81  $     10.23
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                     11.47%     (1.42%)     0.60%      0.95%        5.00% o

Net Assets, End of Period ($000)            $   202,848 $  138,060 $   16,771 $    4,889  $       739

Ratio of Expenses to Average Net Assets #         0.10%      0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to                 3.50%      5.39%      5.16%      5.98%        8.24% *
   Average Net Assets

Portfolio Turnover Rate                          75.27%     49.35%     66.37%     88.50%      176.32% o


 + The portfolio commenced operations on September 30, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 # Does not include expenses of the investment companies in which the portfolio invests.

 *  Annualized

See Notes to financial statements.                                                          (Continued)


MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended
                                                  Year Ended December 31,                   December 31,
                                              -------------------------------------------   ------------
                                              -------------------------------------------   ----------
                                                2003        2002       2001       2000       1999 +
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, Beginning of Period        $      7.64 $     8.64 $     9.61 $    10.37  $      9.79

Income from Investment Operations


Net investment income                              0.16       0.17       0.20       0.37         0.07
Capital gain distributions received                0.04       0.08       0.07       0.22         0.35
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.20       0.25       0.27       0.59         0.42

Net realized and unrealized gain (loss)            1.34      (1.08)     (0.92)     (0.81)        0.41
   on investments
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income (Loss) From Investment Operations     1.55      (0.83)     (0.65)     (0.22)        0.83
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.16)     (0.17)     (0.25)     (0.37)       (0.07)
From net realized gains                           (0.01)                (0.07)     (0.17)       (0.18)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.17)     (0.17)     (0.32)     (0.54)       (0.25)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      9.02 $     7.64 $     8.64 $     9.61  $     10.37
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                     20.34%     (9.63%)    (6.74%)    (2.19%)       8.47% o

Net Assets, End of Period ($000)            $   931,192 $  595,560 $   67,421 $   34,931  $     2,706

Ratio of Expenses to Average Net Assets #         0.10%      0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average         2.23%      3.62%      2.77%      3.98%        5.72% *
   Net Assets

Portfolio Turnover Rate                          74.01%     45.84%     67.24%    172.40%      113.22% o


 + The portfolio commenced operations on September 16, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 # Does not include expenses of the investment companies in which the portfolio invests.

 *  Annualized

See Notes to financial statements.                                                          (Continued)


MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended
                                                  Year Ended December 31,                   December 31,
                                              -------------------------------------------   ------------
                                              -------------------------------------------   ----------
                                                2003        2002       2001       2000       1999 +
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, Beginning of Period        $      7.05 $     8.30 $     9.59 $    10.71  $      9.86

Income from Investment Operations


Net investment income                              0.13       0.15       0.13       0.33         0.05
Capital gain distributions received                0.04       0.08       0.08       0.28         0.39
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.17       0.23       0.21       0.61         0.44

Net realized and unrealized gain (loss)            1.53      (1.33)     (1.24)     (1.22)        0.68
   on investments
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income (Loss) From Investment Operations     1.70      (1.10)     (1.03)     (0.61)        1.12
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.13)     (0.15)     (0.19)     (0.33)       (0.05)
From net realized gains                                                 (0.07)     (0.18)       (0.22)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.13)     (0.15)     (0.26)     (0.51)       (0.27)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      8.62 $     7.05 $     8.30 $     9.59  $     10.71
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                     24.25%    (13.29%)   (10.74%)    (5.77%)      11.41% o

Net Assets, End of Period ($000)            $    66,114 $   50,587 $   81,364 $   44,686  $     3,765

Ratio of Expenses to Average Net Assets #         0.10%      0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average         1.77%      1.68%      1.96%      2.29%        4.76% *
   Net Assets

Portfolio Turnover Rate                         103.04%    155.78%     50.92%    161.22%      105.09% o


 + The portfolio commenced operations on September 16, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 # Does not include expenses of the investment companies in which the portfolio invests.

 *  Annualized

See Notes to financial statements.                                                          (Continued)


MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended
                                                  Year Ended December 31,                   December 31,
                                              -------------------------------------------   ------------
                                              -------------------------------------------   ----------
                                                2003        2002       2001       2000       1999 +
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, Beginning of Period        $      7.85 $     8.72 $     9.59 $    10.32  $      9.79

Income from Investment Operations


Net investment income                              0.20       0.33       0.28       0.38         0.09
Capital gain distributions received                0.04       0.09       0.05       0.15         0.27
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.24       0.42       0.33       0.53         0.36

Net realized and unrealized gain (loss)            1.05      (0.97)     (0.84)     (0.78)        0.38
   on investments
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income (Loss) From Investment Operations     1.29      (0.55)     (0.51)     (0.25)        0.74
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.21)     (0.32)     (0.31)     (0.38)       (0.09)
From net realized gains                                                 (0.05)     (0.10)       (0.12)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.21)     (0.32)     (0.36)     (0.48)       (0.21)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      8.93 $     7.85 $     8.72 $     9.59  $     10.32
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                     16.61%     (6.26%)    (5.38%)    (2.35%)       7.54% o

Net Assets, End of Period ($000)            $    15,461 $   11,924 $   20,727 $    9,205  $       908

Ratio of Expenses to Average Net Assets #         0.10%      0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average         2.76%      3.04%      3.58%      4.28%        7.54% *
   Net Assets

Portfolio Turnover Rate                         110.33%    157.51%     58.68%    103.51%       84.96% o


 + The portfolio commenced operations on September 27, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 # Does not include expenses of the investment companies in which the portfolio invests.

 *  Annualized

See Notes to financial statements.                                                           (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolio are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2003, in which the issuer was an affiliate of the Portfolio, is included on the following pages:

                                                    Market                                     Realized                    Market
                                     Shares         Value        Purchase                       Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)        Received     12/31/2003
     ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------    ----------
     ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------    ----------

     Aggressive Profile II
       Portfolio

     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             4,045,304    36,360,767   $  47,727,652 $  12,352,551       (19,119)  $   122,319  $  88,349,438
        Maxim Ariel Small-Cap
        Value Portfolio             3,228,452    25,123,939      13,395,273     6,468,044        94,968        15,996     39,064,266
        Maxim INVESCO ADR

        Portfolio                   4,123,857    30,723,747      26,003,423     8,763,580      (173,072)      778,907     60,249,544
        Maxim Janus Large Cap
        Growth Portfolio            5,085,314             0      57,772,682     5,361,803       492,274        12,934     59,142,199
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   2,067,395     25,226,769     12,328,503     7,559,875      (331,066)       27,888     38,887,708
        Maxim MFS

        International Growth        4,883,161             0      57,589,002     6,425,661       805,126        52,103     60,453,531
        Portfolio
        Maxim MFS Small-Cap
        Growth Portfolio            2,500,979             0      23,173,543     5,424,925       938,909             0     37,989,867
        Maxim T. Rowe Price
        Equity/Income Portfolio     3,558,879    31,006,209      33,684,704    14,658,575    (1,196,106)      742,258     60,145,060
        Maxim T. Rowe Price
        MidCap Growth Portfolio     5,447,560     53,368,633     31,395,680    14,898,573       798,670             0     87,487,819
        Maxim Templeton
        International Equity
        Portfolio                   5,081,072     30,764,163     24,997,846     9,370,348         5,233       667,440     59,804,223


                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     12/31/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Conservative Profile II
       Portfolio

     ---------------------------
     ---------------------------
        Maxim Federated Bond

        Portfolio                   2,507,789             0   $  28,059,429 $   3,129,273      (60,207)  $    286,724    24,701,717
        Maxim Global Bond
        Portfolio                   2,429,792     17,477,246     13,634,057     5,580,681      251,266        358,837    25,439,927
        Maxim Janus High Yield
        Bond Portfolio              2,391,827             0      27,906,427     3,525,985      146,682        630,003    25,209,861
        Maxim Janus Large Cap
        Growth Portfolio            1,812,017             0      21,641,818     2,953,140      231,290          5,002    21,073,756
        Maxim Short Duration
        Bond Portfolio              4,775,339     34,909,636     31,106,193    16,237,192       19,971      1,191,432    49,520,270
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   2,068,980     17,443,028     13,677,210     5,612,544       29,282        846,371    24,744,999


                                                 Market                                     Realized                     Market
                                   Shares          Value       Purchase                       Gain/       Dividends       Value
             Affiliate               Held        12/31/2002       Cost       Sales Cost       (Loss)      Received     12/31/2003
     --------------------------    ----------    ----------    -----------   -----------    -----------   ----------   ------------

     Moderate Profile II
       Portfolio

     --------------------------
     --------------------------
       Maxim Ariel MidCap

       Value Portfolio             3,251,795  $  24,287,748 $  42,908,355    10,794,423  $    506,767        99,262     71,019,196
       Maxim Ariel Small-Cap
       Value Portfolio             2,590,819     20,043,597    11,916,430     6,281,228       199,488        13,178     31,348,916
       Maxim Federated Bond
       Portfolio                   5,656,289            0      60,931,619     4,746,086       (89,405)      644,143     55,714,447
       Maxim Global Bond
       Portfolio                   5,481,024     53,408,489    28,093,194    23,851,280     1,287,005       781,966     57,386,321
       Maxim INVESCO ADR

       Portfolio                   3,316,047     29,472,636    27,105,063    19,220,382      (759,302)      626,775     48,447,450
       Maxim Janus High Yield
       Bond Portfolio              5,395,128            0      60,303,661     5,410,652       237,228     1,420,668     56,864,653
       Maxim Janus Large Cap
       Growth Portfolio            8,173,620            0      90,942,271     6,837,337       613,354        21,339     95,059,195
       Maxim Loomis Sayles
       Small-Cap Value             1,659,063     20,125,505    10,673,709     6,432,966       170,066        22,587     31,206,981
       Portfolio
       Maxim MFS

       International Growth        3,926,378            0      45,746,802     4,657,567       593,256        41,924     48,608,555
       Portfolio
       Maxim MFS Small-Cap
       Growth Portfolio            2,014,564     12,175,522    18,859,462     4,978,264       859,001             0     30,601,224
       Maxim Short Duration
       Bond Portfolio              12,924,786    30,479,481    119,645,557   14,778,054       (7,982)     2,757,767     134,030,032
       Maxim T. Rowe Price
       Equity/Income Portfolio     5,723,114     49,546,023    62,274,659    30,546,829     (1,885,242)   1,206,121     96,720,623
       Maxim T. Rowe Price
       MidCap Growth Portfolio     4,377,754     23,481,609    43,977,082    10,696,227     1,613,372             0     70,306,731
       Maxim Templeton
       International Equity
       Portfolio                   4,085,386     29,506,650    26,888,507    20,053,958      (280,733)      537,028     48,084,994
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                   4,666,608     53,302,993    27,430,122    23,181,900       276,042     1,952,982     55,812,637

3. PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile II Portfolio                             352,397,199     242,151,032
     Conservative Profile II Portfolio                           169,582,119     116,053,698
     Moderate Profile II Portfolio                               723,522,199     500,986,811
     Moderately Aggressive Profile II Portfolio                   61,103,918      56,699,619
     Moderately Conservative Profile II Portfolio                 15,782,354      13,774,350

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2003 were as follows:

                                  Cost For                                           Net
                                   Income                                         Unrealized
                                    Tax            Gross            Gross        Appreciation
                                  Purposes      Appreciation     Depreciation    (Depreciation)
                                -------------   -------------    ------------    -------------
     Aggressive Profile II
        Portfolio            $   511,667,855  $   79,905,798  $           0   $   79,905,798


     Conservative Profile
        II Portfolio             196,341,948       7,973,929      (1,463,527)      6,510,402


     Moderate Profile II
        Portfolio                850,170,496      84,801,101      (3,759,642)     81,041,459

     Moderately Aggressive
        Profile II Portfolio      66,291,772       2,182,078      (2,358,092)      (176,014)

     Moderately Conservative

        Profile II Portfolio      15,725,981         317,610       (582,571)      (264,961)

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                       2003            2002
                                                                   -------------   -------------
     Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          3,387,807       1,833,251
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                      3,387,807       1,833,251


                                                                   =============   =============
                                                                   =============   =============
     Conservative Profile II Portfolio
          Distributions paid from:

             Ordinary income                                          6,993,451       2,982,601
             Long-term capital gain                                     657,283               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                      7,650,734       2,982,601

                                                                   =============   =============
     Moderate Profile II Portfolio
          Distributions paid from:

             Ordinary income                                         14,996,638       8,480,625
             Long-term capital gain                                     579,778               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     15,576,416       8,480,625
                                                                   =============   =============
     Moderately Aggressive Profile II Portfolio
          Distributions paid from:

             Ordinary income                                            991,843       1,367,847
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                        991,843       1,367,847
                                                                   =============   =============
     Moderately Conservative Profile II Portfolio
          Distributions paid from:

             Ordinary income                                            345,950         665,712
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                        345,950         665,712
                                                                   =============   =============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile II Portfolio
          Undistributed ordinary income                                                  22,401
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                       22,401

                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                 79,905,798
          Capital loss carryforwards                                               (12,124,883)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                      67,803,316
                                                                                   =============
                                                                                   =============

     Conservative Profile II Portfolio

          Undistributed ordinary income                                                 442,006
          Undistributed capital gains                                                   770,553

                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                    1,212,559
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  6,510,402
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       7,722,961

                                                                                   =============

     Moderate Profile II Portfolio
          Undistributed ordinary income                                               1,180,952
          Undistributed capital gains                                                 6,817,262

                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                    7,998,214
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                 81,041,459
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                      89,039,673
                                                                                   =============


     Moderately Aggressive Profile II Portfolio
          Undistributed ordinary income                                                   8,774
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        8,774
                                                                                   -------------
                                                                                   -------------

          Net unrealized depreciation on investments                                  (176,014)
          Capital loss carryforwards                                               (16,912,697)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                    (17,079,937)
                                                                                   =============

     Moderately Conservative Profile II Portfolio
          Undistributed ordinary income                                                   2,739
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        2,739
                                                                                   -------------
                                                                                   -------------

          Net unrealized depreciation on investments                                  (264,961)
          Capital loss carryforwards                                                (2,852,178)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                     (3,114,400)
                                                                                   =============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2003 the Conservative Profile II Portfolio reclassified $1,624,379 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      At December 31, 2003, the Portfolios had unused capital loss carryforwards expiring in the years indicated:

                                                         2009           2010            2011
                                                      -----------    ------------    ------------
     Aggressive Profile II Portfolio              $   1,301,086       10,823,797               0
     Moderately Aggressive Profile II Portfolio       1,838,878       11,055,485       4,018,334
     Moderately Conservative Profile II                 333,902        1,576,664         941,612
        Portfolio



7. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                                             Percent of Ordinary
                                                                             Income Distributions
                                                                                Qualifying for
                                                                              Dividends Received
                                                                                  Deduction
                                                                            ---------------------

     Aggressive Profile II Portfolio                                                 67.56%
     Conservative Profile II Portfolio                                               28.27%
     Moderate Profile II Portfolio                                                   42.75%
     Moderately Aggressive Profile II Portfolio                                      54.29%
     Moderately Conservative Profile II Portfolio                                    44.87%

Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  Maxim Aggressive Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   4,045,304     Maxim Ariel MidCap Value Portfolio                        $     88,349,436
   3,228,452     Maxim Ariel Small-Cap Value Portfolio                           39,064,266
   4,123,857     Maxim INVESCO ADR Portfolio                                     60,249,544
   5,085,314     Maxim Janus Large Cap Growth Portfolio                          59,142,199
   2,067,395     Maxim Loomis Sayles Small-Cap Value Portfolio                   38,887,708
   4,883,161     Maxim MFS International Growth Portfolio                        60,453,531
   2,500,979     Maxim MFS Small-Cap Growth Portfolio                            37,989,867
   3,558,879     Maxim T. Rowe Price Equity/Income Portfolio                     60,145,060
   5,447,560     Maxim T. Rowe Price MidCap Growth Portfolio                     87,487,819
   5,081,072     Maxim Templeton International Portfolio                         59,804,223
                                                                              --------------
                                                                              --------------

Total Aggressive Profile II Portfolio                                      $    591,573,653
                                                                              ==============
                                                                              ==============
(Cost of Investments $500,677,994)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                 Maxim Conservative Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   2,507,789     Maxim Federated Bond Portfolio                            $     24,701,717
   2,429,792     Maxim Global Bond Portfolio                                     25,439,927
     245,489     Maxim INVESCO ADR Portfolio                                      3,586,600
   2,391,827     Maxim Janus High Yield Bond Portfolio                           25,209,861
   1,812,017     Maxim Janus Large Cap Growth Portfolio                          21,073,756
     288,926     Maxim MFS International Growth Portfolio                         3,576,908
   4,775,339     Maxim Short Duration Bond Portfolio                             49,520,271
   1,268,541     Maxim T. Rowe Price Equity/Income Portfolio                     21,438,346
     302,461     Maxim Templeton International Equity Portfolio                   3,559,965
   2,068,980     Maxim U.S. Government Mortgage Securities Portfolio             24,744,999
                                                                              --------------
                                                                              --------------

Total Conservative Profile II Portfolio                                    $    202,852,350
                                                                              ==============
                                                                              ==============
(Cost of Investments $195,857,053)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                   Maxim Moderate Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   3,251,795     Maxim Ariel MidCap Value Portfolio                        $     71,019,196
   2,590,819     Maxim Ariel Small-Cap Value Portfolio                           31,348,916
   5,656,289     Maxim Federated Bond Portfolio                                  55,714,447
   5,481,024     Maxim Global Bond Portfolio                                     57,386,321
   3,316,047     Maxim INVESCO ADR Portfolio                                     48,447,450
   5,395,128     Maxim Janus High Yield Bond Portfolio                           56,864,653
   8,173,620     Maxim Janus Large Cap Growth Portfolio                          95,059,195
   1,659,063     Maxim Loomis Sayles Small-Cap Value Portfolio                   31,206,981
   3,926,378     Maxim MFS International Growth Portfolio                        48,608,555
   2,014,564     Maxim MFS Small-Cap Growth Portfolio                            30,601,224
  12,924,786     Maxim Short Duration Bond Portfolio                            134,030,032
   5,723,114     Maxim T. Rowe Price Equity/Income Portfolio                     96,720,623
   4,377,754     Maxim T. Rowe Price MidCap Growth Portfolio                     70,306,731
   4,085,386     Maxim Templeton International Equity Portfolio                  48,084,994
   4,666,608     Maxim U.S. Government Mortgage Securities Portfolio             55,812,637
                                                                              --------------
                                                                              --------------

Total Moderate Profile II Portfolio                                        $    931,211,955
                                                                              ==============
                                                                              ==============
(Cost of Investments $841,090,806)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     228,434     Maxim Ariel MidCap Value Portfolio                        $      4,989,006
     182,180     Maxim Ariel Small-Cap Value Portfolio                            2,204,384
     396,814     Maxim Federated Bond Portfolio                                   3,908,620
     383,764     Maxim Global Bond Portfolio                                      4,018,007
     386,889     Maxim INVESCO ADR Portfolio                                      5,652,446
     378,202     Maxim Janus High Yield Bond Portfolio                            3,986,247
     719,147     Maxim Janus Large Cap Growth Portfolio                           8,363,680
     116,697     Maxim Loomis Sayles Small-Cap Value Portfolio                    2,195,072
     458,956     Maxim MFS International Growth Portfolio                         5,681,871
     142,339     Maxim MFS Small-Cap Growth Portfolio                             2,162,123
     501,612     Maxim T. Rowe Price Equity/Income Portfolio                      8,477,252
     308,125     Maxim T. Rowe Price MidCap Growth Portfolio                      4,948,483
     476,936     Maxim Templeton International Equity Portfolio                   5,613,538
     327,344     Maxim U.S. Government Mortgage Securities Portfolio              3,915,029
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile II Portfolio                           $     66,115,758
                                                                              ==============
                                                                              ==============
(Cost of Investments $59,693,151)




Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
            Maxim Moderately Conservative Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      36,186     Maxim Ariel MidCap Value Portfolio                        $        790,299
     151,238     Maxim Federated Bond Portfolio                                   1,489,691
     146,197     Maxim Global Bond Portfolio                                      1,530,685
      55,188     Maxim INVESCO ADR Portfolio                                        806,297
     144,057     Maxim Janus High Yield Bond Portfolio                            1,518,359
     136,593     Maxim Janus Large Cap Growth Portfolio                           1,588,578
      65,403     Maxim MFS International Growth Portfolio                           809,693
     215,975     Maxim Short Duration Bond Portfolio                              2,239,660
      95,330     Maxim T. Rowe Price Equity/Income Portfolio                      1,611,084
      48,793     Maxim T. Rowe Price MidCap Growth Portfolio                        783,614
      68,056     Maxim Templeton International Equity Portfolio                     801,023
     124,752     Maxim U.S. Government Mortgage Securities Portfolio              1,492,037
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile II Portfolio                         $     15,461,020
                                                                              ==============
                                                                              ==============
(Cost of Investments $14,565,515)

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004